Intangible assets, net (Details) - ZHEJIANG TIANLAN [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Patents	¥ 4,150	¥ 4,150
Others	165	165
Intangible assets gross	4,315	4,315
Less: Accumulated amortization	(3,016)	(2,787)
Net carrying amount	¥ 1,299	¥ 1,528